Summary of significant accounting policies - Roll Forward Accounts Payable Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplier Finance Program, Obligation [Roll Forward]
Confirmed obligations outstanding amount as of beginning balance	$ 14,849	$ 13,650
Invoices confirmed during the year	94,807	80,655
Confirmed invoices paid during the year	(96,482)	(77,653)
Currency translation	1,052	(1,803)
Confirmed obligations outstanding amount as of ending balance	$ 14,226	$ 14,849